Net Financial Result	6 Months Ended
Jun. 30, 2025
Net Financial Result [Abstract]
Net financial result
8.	Net financial result

	For the three months ended June 30,		For the six months ended June 30,
	2025 (unaudited)	2024 (unaudited)	2025 (unaudited)	2024 (unaudited)
		(in €)

Interest income	522,221	848,243	1,015,985	1,754,148
Interest expenses	(323)	(2,056)	(766)	25
Interest on lease liabilities	(3,032)	(6,676)	(6,675)	(10,869)
Financial result	518,866	839,511	1,008,544	1,743,304

Foreign exchange income	1,892,850	1,754,243	3,121,858	3,803,826
Foreign exchange expense	(4,762,833)	(1,042,832)	(7,900,671)	(1,268,039)
Foreign exchange result	(2,869,983)	711,411	(4,778,812)	2,535,787

Result of expected credit loss adjustment on marketable securities	—	—	—	103,285
Result from the revaluation of pre-funded warrants at fair value	852,834	—	6,963,097	—
Other financial result	852,834	—	6,963,097	103,285
Net financial result	(1,498,284)	1,550,922	3,192,828	4,382,376

For the three months ended June 30, 2025, net financial result decreased by €3.0 million to a loss of €1.5 million from a gain of €1.6 million for the three months ended June 30, 2024. This decrease is mainly attributable to the foreign exchange result which decreased by €3.6 million. Foreign currency losses amounted to €2.9 million, of which €2.4 million resulted from the valuation of our U.S. dollar denominated securities holdings as of the reporting date. Financial result decreased by €0.3 million due to lower interest income on marketable securities, in each case, compared to the three months ended June 30,2024. Both effects are compensated by the fair value revaluation of pre-funded warrants issued in February 2025 in the amount of €0.9 million.

For the six months ended June 30, 2025, net financial result decreased by €1.2 million to a gain of €3.2 million in the six months ended June 30, 2025 from a gain of €4.4 million in the six months ended June 30, 2024. This decrease is mainly attributable to the decrease of the foreign exchange result by €7.3 million. Foreign currency losses amounted to €4.8 million, of which €3.6 million resulted from the valuation of our U.S. dollar denominated securities holdings as of the reporting date. Finance result decreased by €0.7 million due to lower interest income on marketable securities. Both effects are partially compensated by by a gain of €7.0 million from the fair value revaluation of pre-funded warrants, issued in February 2025.